DEBT AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Company's long-term debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2012	2011

Bank term debt at a weighted average interest rate of approximately 8.0% [2011 - 9.4%], denominated primarily in Chinese renminbi and Brazilian real	$268	$137
Government loans at a weighted average interest rate of approximately 5.4% [2011 - 5.8%], denominated primarily in euros	15	18
Other	78	42

	361	197
Less due within one year	249	151

	$112	$46

Schedule of future principal repayments on long-term debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2013	$249
2014	24
2015	31
2016	16
2017	16
Thereafter	25

$361

Interest (income) expense, net
[d]	Interest expense (income), net includes:

	2012	2011	2010

Interest expense
Current	$27	$16	$9
Long-term	7	3	2

	34	19	11
Interest income	(18)	(25)	(22)

Interest expense (income), net	$16	$(6)	$(11)

Company's commitments under operating leases and requiring annual rental payments
[f]	At December 31, 2012, the Company had commitments under operating leases requiring annual rental payments as follows:

Total

2013	$318
2014	287
2015	256
2016	233
2017	204
Thereafter	336

$1,634